Other Intangible Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 45,081	$ 45,081
Accumulated amortization	22,926	19,073
Other intangible assets, net	$ 22,155	26,008
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Core Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Original amount	$ 17,464	17,464
Accumulated amortization	4,743	2,560
Other intangible assets, net	12,721	14,904
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Original amount	25,520	25,520
Accumulated amortization	16,086	14,510
Other intangible assets, net	$ 9,434	11,010
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	15 years
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 2,097	2,097
Accumulated amortization	$ 2,097	2,003
Other intangible assets, net		$ 94
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	6 years